N-6	Jan. 23, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Jan. 23, 2025
Amendment Flag	false
Nationwide Accumulator IVUL - Series H
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	At a meeting held on October 23, 2024, the Board of Trustees of Nationwide Variable Insurance Trust, approved the merger of the NVIT BNY Mellon Core Plus Bond Fund: Class I (the "Target Fund") and the NVIT Core Bond Fund: Class I (the "Acquiring Fund," which effective on or about January 27, 2025, will be renamed the "NVIT Loomis Core Bond Fund"). The merger will be effective on or about February 28, 2025 (the "Effective Date").As of the Effective Date, the following changes apply to the contract/policy:•the Target Fund will no longer be available to receive transfers or new purchase payments;•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.59%*	5.19%	0.70%	1.69%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.59%*	5.19%	0.70%	1.69%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Accumulator IVUL - Series H | NationwideVariableInsuranceTrustNVITLoomisCoreBondFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	NVIT Loomis Core Bond Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	5.19%
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	1.69%
Nationwide Marathon VUL Ultra
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	At a meeting held on October 23, 2024, the Board of Trustees of Nationwide Variable Insurance Trust, approved the merger of the NVIT BNY Mellon Core Plus Bond Fund: Class I (the "Target Fund") and the NVIT Core Bond Fund: Class I (the "Acquiring Fund," which effective on or about January 27, 2025, will be renamed the "NVIT Loomis Core Bond Fund"). The merger will be effective on or about February 28, 2025 (the "Effective Date").As of the Effective Date, the following changes apply to the contract/policy:•the Target Fund will no longer be available to receive transfers or new purchase payments;•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.59%*	5.19%	0.70%	1.69%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.59%*	5.19%	0.70%	1.69%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Marathon VUL Ultra | NationwideVariableInsuranceTrustNVITLoomisCoreBondFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	NVIT Loomis Core Bond Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	5.19%
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	1.69%
Nationwide Protector IVUL - Series H
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	At a meeting held on October 23, 2024, the Board of Trustees of Nationwide Variable Insurance Trust, approved the merger of the NVIT BNY Mellon Core Plus Bond Fund: Class I (the "Target Fund") and the NVIT Core Bond Fund: Class I (the "Acquiring Fund," which effective on or about January 27, 2025, will be renamed the "NVIT Loomis Core Bond Fund"). The merger will be effective on or about February 28, 2025 (the "Effective Date").As of the Effective Date, the following changes apply to the contract/policy:•the Target Fund will no longer be available to receive transfers or new purchase payments;•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.59%*	5.19%	0.70%	1.69%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.59%*	5.19%	0.70%	1.69%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Protector IVUL - Series H | NationwideVariableInsuranceTrustNVITLoomisCoreBondFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	NVIT Loomis Core Bond Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	5.19%
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	1.69%
Nationwide Accumulator IVUL
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	At a meeting held on October 23, 2024, the Board of Trustees of Nationwide Variable Insurance Trust, approved the merger of the NVIT BNY Mellon Core Plus Bond Fund: Class I (the "Target Fund") and the NVIT Core Bond Fund: Class I (the "Acquiring Fund," which effective on or about January 27, 2025, will be renamed the "NVIT Loomis Core Bond Fund"). The merger will be effective on or about February 28, 2025 (the "Effective Date").As of the Effective Date, the following changes apply to the contract/policy:•the Target Fund will no longer be available to receive transfers or new purchase payments;•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.59%*	5.19%	0.70%	1.69%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.59%*	5.19%	0.70%	1.69%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Accumulator IVUL | NationwideVariableInsuranceTrustNVITLoomisCoreBondFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	NVIT Loomis Core Bond Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	5.19%
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	1.69%
Nationwide Protector IVUL
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	At a meeting held on October 23, 2024, the Board of Trustees of Nationwide Variable Insurance Trust, approved the merger of the NVIT BNY Mellon Core Plus Bond Fund: Class I (the "Target Fund") and the NVIT Core Bond Fund: Class I (the "Acquiring Fund," which effective on or about January 27, 2025, will be renamed the "NVIT Loomis Core Bond Fund"). The merger will be effective on or about February 28, 2025 (the "Effective Date").As of the Effective Date, the following changes apply to the contract/policy:•the Target Fund will no longer be available to receive transfers or new purchase payments;•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.59%*	5.19%	0.70%	1.69%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	NVIT Loomis Core Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.59%*	5.19%	0.70%	1.69%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Protector IVUL | NationwideVariableInsuranceTrustNVITLoomisCoreBondFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	NVIT Loomis Core Bond Fund: Class I
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	5.19%
Average Annual Total Returns, 5 Years [Percent]	0.70%
Average Annual Total Returns, 10 Years [Percent]	1.69%